Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 10, 2023 and August 10, 2023, pursuant to the approval of the Extension Amendment Proposal, the Company deposited $300,000 in the Trust Account each month. On September 8, 2023, the Sponsor deposited $300,000 in the Trust Account. See Note 1 for further details.

On August 7, 2023 and September 8, 2023, a previous target of a potential business combination paid the Company $300,000 and $200,000, respectively, as a partial reimbursement of expenses incurred by the Company in connection with due diligence and negotiations and related activities with respect to such potential business combination, which were terminated in March of 2023.

On September 15, 2023, XPDB withdrew $215,000 from the Trust Account to pay federal income taxes.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements are available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.